Refund liabilities - Disclosure of development of refund liabilities (Details) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Refund Liabilities [Abstract]
BALANCE AS AT JANUARY 1	€ 26,141	€ 39,941
Additions	4,023	4,013
Other releases	(1,505)	(19,901)
Interest expense capitalized	96	360
Exchange rate difference	(2,332)	1,728
BALANCE AS AT CLOSING DATE	26,423	26,141
Less non-current portion	(6,587)	(6,491)
CURRENT PORTION	€ 19,836	€ 19,650